Summary of Significant Accounting Policies - Other Narrative (Details)		12 Months Ended
	Nov. 18, 2016 USD ($)	Sep. 30, 2016 USD ($) payment office segment part shares	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)		5 years
Options granted (in shares) | shares		0	0	0
Number of offices (in offices) | office		238
Days past grace period to initiate contact to cure deficiency		30 days
Minimum days past due to begin foreclosure proceedings		90 days
Approximate rate reduction concession, minimum		1.00%
Approximate rate reduction concession, maximum		2.00%
Minimum days past due to stop accrual of interest		90 days
Loans returned to full accrual status		90 days
Number of parts in loss percentage factor | part		2
Number of payments required | payment		6
Number of reportable business segments | segment		1
Payments of dividends		$ 49,926,000	$ 51,111,000	$ 42,065,000
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Payments of dividends	$ 12,421,733
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction		6 months
Maximum
Summary of Significant Accounting Policies [Line Items]
Options exercisable, weighted average remaining contractual term (in years)		10 years
Term for payment and rate reduction		12 months
Stock Options and Restricted Stock [Member] | Minimum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Stock Options and Restricted Stock [Member] | Maximum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)		10 years